FIXED ASSETS, NET - Average depreciation rate and accumulated depreciation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2023	Dec. 31, 2020
PP&E
Control of acquired, percentage			95.20%
PP&E	R$ 34,739,705	R$ 33,367,981
Net value	34,739,705	33,367,981
Gross value
PP&E
PP&E	82,365,222	86,027,150
Accumulated depreciation
PP&E
PP&E	(45,088,682)	(45,695,565)
Impairment.
PP&E
PP&E	(2,536,835)	(6,963,604)
Fixed assets in service
PP&E
Net value	33,605,149	21,802,938
Fixed assets in service | Gross value
PP&E
PP&E	77,596,098	66,430,445
Fixed assets in service | Accumulated depreciation
PP&E
PP&E	(43,990,949)	(44,627,507)
Fixed assets in service | Right-of-use
PP&E
PP&E	955,149	1,044,304
Fixed assets in service | Right-of-use | Gross value
PP&E
PP&E	2,052,882	2,112,362
Fixed assets in service | Right-of-use | Accumulated depreciation
PP&E
PP&E	R$ (1,097,733)	R$ (1,068,058)
Dams, reservoirs and water mains
PP&E
Average rate of depreciation	3.07%	2.18%
PP&E	R$ 11,466,291	R$ 6,412,995
Dams, reservoirs and water mains | Gross value
PP&E
PP&E	22,752,509	15,418,627
Dams, reservoirs and water mains | Accumulated depreciation
PP&E
PP&E	R$ (11,286,218)	R$ (9,005,632)
Buildings, civil works and improvements
PP&E
Average rate of depreciation	3.24%	2.57%
PP&E	R$ 5,357,369	R$ 2,885,165
Buildings, civil works and improvements | Gross value
PP&E
PP&E	10,977,908	8,214,167
Buildings, civil works and improvements | Accumulated depreciation
PP&E
PP&E	R$ (5,620,539)	R$ (5,329,002)
Buildings, civil works and improvements | Right-of-use
PP&E
Average rate of depreciation	12.71%	10.97%
PP&E	R$ 139,282	R$ 170,631
Buildings, civil works and improvements | Right-of-use | Gross value
PP&E
PP&E	236,911	239,806
Buildings, civil works and improvements | Right-of-use | Accumulated depreciation
PP&E
PP&E	R$ (97,629)	R$ (69,175)
Machines and equipment
PP&E
Average rate of depreciation	3.91%	4.38%
PP&E	R$ 16,466,066	R$ 12,225,806
Machines and equipment | Gross value
PP&E
PP&E	43,366,209	42,054,751
Machines and equipment | Accumulated depreciation
PP&E
PP&E	R$ (26,900,143)	R$ (29,828,944)
Machines and equipment | Right-of-use
PP&E
Average rate of depreciation	4.81%	3.87%
PP&E	R$ 803,793	R$ 861,977
Machines and equipment | Right-of-use | Gross value
PP&E
PP&E	1,801,469	1,858,559
Machines and equipment | Right-of-use | Accumulated depreciation
PP&E
PP&E	R$ (997,676)	R$ (996,582)
Others
PP&E
Average rate of depreciation	5.96%	5.30%
PP&E	R$ 315,423	R$ 278,971
Others | Gross value
PP&E
PP&E	499,472	742,900
Others | Accumulated depreciation
PP&E
PP&E	R$ (184,049)	R$ (463,929)
Others | Right-of-use
PP&E
Average rate of depreciation	3.73%	2.40%
PP&E	R$ 12,074	R$ 11,696
Others | Right-of-use | Gross value
PP&E
PP&E	14,502	13,997
Others | Right-of-use | Accumulated depreciation
PP&E
PP&E	(2,428)	(2,301)
Fixed assets in progress and its provision
PP&E
PP&E	2,716,242	17,484,344
Fixed assets in progress and its provision | Gross value
PP&E
PP&E	2,716,242	17,484,344
Fixed assets in progress
PP&E
Net value	2,716,242	17,484,344
Fixed assets in progress | Gross value
PP&E
PP&E	R$ 2,716,242	17,484,344
Fixed assets in progress | Gross value | UTN Angra 3
PP&E
Net value		14,600,060		R$ 13,266,022
Fixed assets in progress | Impairment | UTN Angra 3
PP&E
Net value		R$ 4,508,764		R$ 4,508,764